Prepaid Expenses And Other Current Assets (Schedule Of Prepaid Expenses And Other Current Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expenses And Other Current Assets [Abstract]
Vendor prepayments		$ 601	$ 51
Other prepaid expenses		439	438
Total prepaid expenses and other current assets	$ 1,132	$ 1,040	$ 489